CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income for the year	$ 7,724	$ 4,005	$ 3,435
Adjustments to reconcile net income to net cash flows provided by operating activities
Bad debt expenses	1,113	1,228	564
Allowance for obsolescence of inventories, materials and other	103	77	72
Depreciation of property, plant and equipment	5,039	4,358	3,046
Amortization of intangible assets	1,889	1,840	1,392
Consumption of materials	1,125	507	294
Disposals and impairment of property, plant and equipment	276	366	199
Net book value of property, plant and equipment	77	21	35
Adjustments for provisions	590	187	113
Other financial results	1,165	1,721	351
Income tax expense	3,902	1,594	1,692
Income tax paid	(2,400)	(1,700)	(1,631)
Net increase in assets	(3,592)	(1,660)	(4,640)
Net increase (decrease) in liabilities	2,321	(1,179)	1,890
Total cash flows provided by operating activities	19,332	11,365	6,812
CASH FLOWS FROM INVESTING ACTIVITIES
Property, plant and equipment acquisitions	(10,727)	(9,541)	(5,148)
3G/4G licenses acquisitions			(2,256)
Other intangible asset acquisitions	(971)	(1,798)	(1,310)
Personal shares acquisitions	(4)
Proceeds from the sale of property, plant and equipment	27	19	39
Acquisition of Tuves Paraguay	2
Incorporated by Merge with Nortel	6
Investments not considered as cash and cash equivalents	(2,627)	(20)	(976)
Total cash flows used in investing activities	(14,294)	(11,340)	(9,651)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from financial debt	1,730	9,337	4,301
Payment of financial debt	(2,986)	(2,936)	(31)
Payment of interests and related expenses	(848)	(1,573)	(471)
Payment of cash dividends and related withholding tax	(4,192)	(2,000)	(849)
Total cash flows provided by (used in) financing activities	(6,296)	2,828	2,950
NET FOREIGN EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	144	222	75
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1,114)	3,075	186
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	3,945	870	684
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 2,831	$ 3,945	$ 870